Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     19278    409819  SH          Sole
Accenture Ltd	     Common    G1150G111     18567    554890  SH	  Sole
Alcon Inc	     Common    H01301102     22439    193242  SH          Sole
Allergan	     Common    018490102     21708    456234  SH          Sole
Amazon.com	     Common    023135106     17249    206175  SH          Sole
Apple Inc            Common    037833100     20848    146373  SH          Sole
Bard (C.R)	     Common    067383109     17935    240905  SH	  Sole
Charles Schwab Corp  Common    808513105      7149    407556  SH	  Sole
CH Robinson Inc	     Common    12541W209     13404    257028  SH	  Sole
Cisco Sys Inc        Common    17275R102     21345   1144493  SH          Sole
Expeditors Intl      Common    302130109     12144    364255  SH          Sole
Gilead Inc	     Common    375558103     23146    494158  SH          Sole
Google		     Common    38259P508     25453     60375  SH          Sole
Mastercard	     Common    57636Q104     24430    146017  SH          Sole
Oracle Corp	     Common    68389X105     20070    936992  SH          Sole
Qualcomm Inc         Common    747525103     24909    551086  SH	  Sole
Varian Medical Sys   Common    92220P105     21266    605186  SH	  Sole
Visa Inc             Common    92826C839     16397    263357  SH          Sole